Results for the year - Employee costs - Employee costs (Details) kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) employee	Dec. 31, 2023 DKK (kr) employee	Dec. 31, 2022 DKK (kr) employee
Disclosure of attribution of expenses by nature to their function [line items]
Wages and salaries	kr 52,311	kr 42,867	kr 34,575
Share-based payment costs (note 5.1)	2,289	2,149	1,539
Pensions – defined contribution plans	4,235	3,267	2,472
Pensions – defined benefit plans	156	126	185
Other social security contributions	3,505	3,039	2,713
Other employee costs	4,929	4,066	3,105
Total employee costs for the year	67,425	55,514	44,589
Employee costs capitalised as intangible assets and property, plant and equipment	(3,540)	(2,337)	(1,451)
Change in employee costs capitalised as inventories	(470)	(409)	(70)
Total employee costs in the income statement	kr 63,415	kr 52,768	kr 43,068
Number of employees
Average number of full-time employees | employee	69,480	59,552	51,046
Year-end number of full-time employees | employee	76,302	63,370	54,393
Year-end employees (total) | employee	77,349	64,319	55,185
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	kr 20,074	kr 15,490	kr 11,766
Sales and distribution costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	22,920	20,810	17,700
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	15,923	12,429	9,952
Administrative costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	4,265	3,962	3,517
Other operating income and expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	kr 233	kr 77	kr 133